14. Stock-Based Compensation (Details-Plans)	Mar. 31, 2018 shares
Options outstanding	1,393,000
Restricted stock units outstanding	32,000
Total options and restricted stock units outstanding	1,425,000
Stock-based awards available for grant	1,455,000
2006 Plan [Member]
Options outstanding	163,000
Restricted stock units outstanding	0
Total options and restricted stock units outstanding	163,000
2011 Plan [Member]
Options outstanding	1,000,000
Restricted stock units outstanding	9,000
Total options and restricted stock units outstanding	1,009,000
2016 Plan [Member]
Options outstanding	230,000
Restricted stock units outstanding	23,000
Total options and restricted stock units outstanding	253,000